Inventory	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Inventory	6. Inventory For the year ended December 31, 2021, the cost of revenue includes inventory costs of $2,202 (2020 – $2,778) and there was no write-down to net realizable value (2020 – $513).